CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Gross revenue		$ 141.8		$ 180.5	$ 341.2		$ 335.5
Cost of sales		109.5		136.9	264.4		253.3
Gross profit		32.3		43.6	76.8		82.2
General and administrative expenses		89.2		26.1	111.5		52.6
Depreciation and amortization expense		10.4		9.8	20.9		19.6
Professional fees		1.2		2.0	2.9		3.8
Advertising and marketing expenses		0.8		1.4	2.1		2.8
Restructuring expenses (Note 4)		0.1		0.1	0.3		0.3
Other operating (income) expense, net (Note 3)		(12.4)			(12.4)
Total operating expenses		89.3		39.4	125.3		79.1
Income (loss) from operations		(57.0)		4.2	(48.5)		3.1
Loss on extinguishment of debt (Note 10)		(7.1)			(7.1)
Other income, net		0.2		0.7	0.1		0.9
Interest expense		(11.7)		(12.7)	(25.0)		(25.2)
Loss before income taxes		(75.6)		(7.8)	(80.5)		(21.2)
Income tax benefit (provision) (Note 13)		0.6		(0.4)	0.3		(0.5)
Net loss	[1]	(75.0)		(8.2)	(80.2)		$ (21.7)
Net loss attributable to noncontrolling interests	[2]	(1.0)			(1.0)
Net loss attributable to Shift4 Payments, Inc.		$ (74.0)	[3]	$ (8.2)	$ (79.2)	[3]
Class A Common Stock
Basic and diluted net loss per share		$ (0.03)			$ (0.03)
Basic and diluted net loss per share:
Basic and diluted net loss per share		$ (0.03)			$ (0.03)
Weighted average common stock outstanding		19,002,563			19,002,563
Class C Common Stock
Basic and diluted net loss per share		$ (0.03)			$ (0.03)
Basic and diluted net loss per share:
Basic and diluted net loss per share		$ (0.03)			$ (0.03)
Weighted average common stock outstanding		20,139,163			20,139,163

[1]	Net loss is equal to comprehensive loss.
[2]	Net loss attributable to noncontrolling interests is equal to comprehensive loss attributable to noncontrolling interests.
[3]	Net loss attributable Shift4 Payments, Inc. is equal to comprehensive loss attributable to Shift4 Payments, Inc.